Property And Equipment, Net (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	€ (8,984)	€ (8,536)
Depreciation, Depletion and Amortization, Nonproduction	802	870	950
Assets Held under Capital Leases [Member]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,646	2,454
Depreciation, Depletion and Amortization, Nonproduction	331	333	333
Capital Leased Assets, Gross	€ 3,639	€ 3,426